Summary of Significant Accounting Policies - Summary of Deferred Revenue from Contracts with Customers (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Deferred revenue, current	$ 72	$ 67	$ 226
Deferred revenue, non-current	4	3	0
Total deferred revenue	$ 76	$ 70	$ 226